COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17. COMMITMENTS AND CONTINGENCIES

Commitments

(a) Operating Leases

We rent certain office premises and automobile for operation use under lease agreements that expire at various dates through 2029. Please refer to Note 9 for more information of our lease arrangements.

(b) License Agreements

We have contractual obligations under various license agreements to pay the licensors license fees and minimum guarantees against future royalties. There were no committed license fees and minimum guarantees against future royalties set forth in our significant license agreements as of December 31, 2025.

For a specific licensed game, we were required to pay an incentive fee of $20 thousand to the licensor for every $600 thousand additional revenues generated from the game during the agreement period from January 2024 to January 2026. In January 2026, we entered an extension and amendment agreement to extend the term and modified certain provisions. The extension term commenced on January 27, 2026 and expires on January 26, 2028, and the incentive fee remains $20 thousand for every $600 thousand additional revenues generated during the extension term. In the extension term, the financial obligations are the same as in the original agreement period.

(c) Investment Agreements

On August 31, 2020, we entered into a convertible note purchase agreement to purchase a US$10,000,000 principal amount convertible promissory note (the “Note”) issued by Aeolus Robotics Corporation (“Aeolus”), a global company primarily engaged in designing, manufacturing, processing and sales of intellectual robotics. The Note, which bears interest at a rate of 2% per annum, was due on August 30, 2022 but was extendable to August 30, 2023 at Aeolus’s option, and all or a portion of the principal amount under the Note was convertible at GigaMedia’s option upon maturity, upon prepayment, or when certain events occur, into ordinary shares or preferred shares of Aeolus at a price of US$3.00 per share, or into preferred shares in Aeolus’s nearest next round equity financing where Aeolus issues further preferred shares. GigaMedia may elect to convert all or any part of the principal amount of the Note into the preferred shares to be issued at the Qualified Financing, among which (1) 20% of such outstanding principal amount shall be converted at a conversion price equal to 90% of the purchase price offered to the investors in such qualified financing, and (2) 80% of such outstanding principal amount shall converted at a conversion price equal to 100% of the purchase price offered to the investors in such qualified financing. In the event that any portion of the principal amount is converted into the ordinary or preferred shares, all the interest accrued but unpaid on such portion of principal amount shall be waived.

In November 2021, Aeolus notified GigaMedia that it intended to issue series B preferred shares, par value of US$0.0001 per share (the “Series B Preferred Shares”), to certain new series B preferred shareholders for a subscription price of US$3.02 per share (the “Next Round Financing”). The Next Round Financing constituted a Qualified Financing as defined in the said Note. GigaMedia exercised its conversion right in accordance with the Note with respect to US$2,000,000 of principal amount at the conversion price of US$2.718 per share, effective December 30, 2021. GigaMedia received 735,835 Series B Preferred Shares.

After the conversion, the outstanding principal amount under the note was US$8,000,000, and GigaMedia’s right to elect to convert the remaining amount upon maturity, upon prepayment, or when certain events occur, into ordinary shares of Aeolus at a price of US$3.00 per share, is not affected.

On July 29, 2022, Aeolus notified GigaMedia that it had decided to exercise its right of extension under the Note to extend the original August 30, 2022 maturity date to August 30, 2023.

On August 31, 2023, GigaMedia and Aeolus entered into an agreement (Amendment No.1) to amend the Note. The amendment extends the maturity date of the Note after the partial repayment of US$1,000,000 and the payment of accrued interest on the unpaid principal amount of the Note due through August 30, 2023 in the amount of US$480,000 are made by Aeolus and the outstanding principal amount becomes US$7,000,000 due thereunder. The US$1,480,000 payment by Aeolus was made on September 6, 2023.

Pursuant to the amendment to the Note, the remaining principal amount of US$7,000,000 due thereunder will bear interest at a rate of 4% per annum, was scheduled to be due on February 28, 2025 (such date to be extended, at Aeolus’s option, to February 28, 2026), and all or a portion of the principal amount due thereunder may be converted upon maturity, upon prepayment or upon the occurrence of certain specified events, upon Aeolus’s next round of equity financing, or upon Aeolus’s initial public offering, at the lower of US$1.25 per share or 80% of the applicable offering price. On January 21, 2025, Aeolus notified GigaMedia that it had decided to exercise its right of extension under the amendment to the Note to extend the original February 28, 2025 maturity date to February 28, 2026.

GigaMedia and Aeolus entered into three agreements to purchase convertible promissory notes on August 15, 2023, March 15, 2024 and September 24, 2024, with principal amount of US$105,346, US$63,208 and US$1,000,000, respectively. These notes bear interest at a rate of 4.5% per annum and are convertible at US$0.1 per share, while other terms and conditions are similar to the original Note.

On January 20, March 5, June 27, July 15 and December 5, 2025, we entered into five agreements to purchase convertible promissory notes, with principal amounts of US$52,674, US$2,600,000, US$26,337, US$1,500,000 and US$26,336, respectively, issued by Aeolus. These notes bear interest at a rate of 4.5% per annum and are convertible at US$0.02 per share, while other terms and conditions are similar to the original Note.

On February 28, 2026, we and Aeolus entered into an agreement (Amendment No. 2) to amend the Note. Amendment No. 2 extends the maturity date of the Note after the payment of accrued interest on the unpaid principal amount of the Note due through February 28, 2026 in the amount of US$698,593.60 are made by Aeolus. The US$698,593.60 payment by Aeolus was made on March 2, 2026.

Pursuant to Amendment No. 2 to the Note, the remaining principal amount of US$7,000,000 due thereunder will bear interest at a rate of 4% per annum, shall be due on May 31, 2026, and all or a portion of the principal amount due thereunder may be converted upon maturity, upon prepayment or upon the occurrence of certain specified events, upon Aeolus’s next round of equity financing, or upon Aeolus’s initial public offering, at the lower of US$1.25 per share or 80% of the applicable offering price.

Contingencies

We are subject to legal proceedings and claims that arise in the normal course of business.

On January 15, 2018, Ennoconn Corporation (“Ennoconn”) filed a complaint against one of our subsidiaries, GigaMedia Cloud Services Co., Ltd. (“GigaMedia Cloud”) in the Taiwan Taipei District Court. The complaint alleged that GigaMedia Cloud is obligated to pay Ennoconn NTD 79,477,648 (approximately $2,588,005) in connection with a transaction to purchase taximeters in 2015. GigaMedia Cloud filed an answer to the complaint denying Ennoconn’s allegations in the lack of factual and legal basis on March 1, 2018. On November 15, 2018, the Taiwan Taipei District Court determined that all of Ennoconn’s claims were without merit and made a judgment denying the complaint. On January 3, 2019, Ennoconn filed an appeal demanding the judgment which was entered in the District Court, to be reversed and amended. The civil court of the second instance, the Taiwan High Court, has conducted the session of the preparatory proceedings for several times during 2019. As a result, the Taiwan High Court ruled on January 8, 2020, that the decision of the Taiwan Taipei District Court should be partially modified and Ennoconn is entitled to NTD 27,084,180 (approximately $882,077). GigaMedia Cloud has filed another appeal with the Taiwan Supreme Court on February 4, 2020. On May 5, 2021, the Taiwan Supreme Court revoked the previous ruling of the Taiwan High Court, and sent the case back to the Taiwan High Court for a retrial. Under the Taiwan Supreme Court’s ruling, the appeal made by Ennoconn should be reviewed by the Taiwan High Court by following the instructions of the Taiwan Supreme Court. On May 18, 2022, the Taiwan High Court found such appeal meritless and made a civil judgment denying the complaint by Ennoconn. On June 15, 2022, Ennoconn filed an appeal and demanded that the Taiwan Supreme Court reverse this civil judgment and remand the case to the Taiwan High Court. On February 22, 2023, the Taiwan Supreme Court revoked the previous ruling of the Taiwan High Court, and sent the case back to the Taiwan High Court for a retrial. On October 30, 2023, the Taiwan High Court ruled such appeal meritorious and Ennoconn has the right to claim compensation from GigaMedia Cloud in an amount equal to NTD 27,084,180 plus interest at a rate of 4.5% per annum incurred from January 16, 2018 until settlement date. On November 16, 2023, GigaMedia Cloud filed an appeal against the Taiwan High Court’s decision, and the appeal was transferred to Taiwan Supreme Court on January 2, 2024. On April 17, 2024, the Taiwan Supreme Court denied GigaMedia’s appeal and affirmed the Taiwan High Court’s October 2023 decision in favor of Ennoconn, GigaMedia Cloud has accrued the related obligations. GigaMedia Cloud has been dissolved from March 5, 2025, with a reference letter dated March 23, 2026 by the court approving its completion of liquidation.

On the other hand, pursuant to Taiwan’s Company Act, the shareholder of GigaMedia Cloud is limitedly liable for GigaMedia Cloud in an amount equal to the total value of shares subscribed. Therefore, we believe that the immediate parent company, the intermediate parent companies, as well as GigaMedia, the ultimate parent company, individually or collectively do not have obligations to absorb

GigaMedia Cloud’s loss exceeding GigaMedia Cloud’s net worth and accordingly, it will not have a material adverse impact on our financial condition, results of operations or cash flows.